Subsequent Events - Additional Information (Details)	Feb. 23, 2022
Subsequent Event | Sponsor
Subsequent Event [Line Items]
Debt instrument, maturity date description	On February 23, 2022, the Sponsor extended the maturity date of promissory note issued by the Company to the Sponsor. The note remains unsecured, non-interest bearing and matures on the earlier of: (i) February 11, 2023 or (ii) the date on which the Company consummates a Business Combination.